First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
February 28, 2025 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 117.4%
	Advertising – 0.2%
$620,608	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.50% Floor	9.07%	02/28/32	$622,780
	Aerospace & Defense – 0.8%
382,221	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group Holding LLC), Term Loan B1, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.82%	07/01/31	382,263
574,308	Signia Aerospace LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.40%	12/11/31	574,667
1,319,185	Transdigm, Inc., Term Loan K, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	03/22/30	1,322,160
				2,279,090
	Alternative Carriers – 1.0%
2,640,011	Level 3 Financing, Inc., Term Loan B1, 1 Mo. CME Term SOFR + 6.56%, 2.00% Floor	10.88%	04/16/29	2,671,546
	Apparel Retail – 0.3%
366,222	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	12/21/28	366,158
470,141	Hanesbrands, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	02/28/32	471,904
				838,062
	Application Software – 15.3%
618,196	Applied Systems, Inc., Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	02/24/31	622,870
2,905,517	CCC Intelligent Solutions, Inc., 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.32%	01/31/32	2,905,066
466,101	Clearwater Analytics LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	02/28/32	466,392
800,000	Cloud Software Group, Inc. (a.k.a. Citrix Software, Inc. or Tibco), Term Loan B-1, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.83%	03/29/29	802,908
607,035	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.24%, 0.50% Floor	8.09%	09/30/28	608,552
622,213	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.54%	10/09/32	616,212
3,252,843	Darktrace PLC (Leia Finco US LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.54%	10/09/31	3,247,476
800,000	Ellucian Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	10/09/29	800,216
372,911	Envestnet, Inc. (BCPE Pequod Buyer, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.79%	11/25/31	375,025
3,416,464	Epicor Software Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.07%	05/30/31	3,431,325
1,957,938	Genesys Cloud Services Holding II LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	01/31/32	1,951,213
398,037	Inmar, Inc., Term Loan B, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.32%	10/31/31	399,613
451,633	Inmar, Inc., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.31%-9.33%	10/31/31	453,421
1,507,798	Internet Brands, Inc. (Web MD/MH Sub I. LLC), 2023 New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	05/03/28	1,477,732
2,245,219	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.19%	04/30/28	2,085,528

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Application Software (Continued)
$2,001,077	LogMeIn, Inc. (GoTo Group, Inc.), First Lien Second Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.19%	04/30/28	$985,530
3,220,505	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.31%	03/01/29	3,217,688
352,965	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	7.32%	07/19/28	354,289
1,389,077	NCR Digital Banking (Dragon Buyer, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.58%	09/30/31	1,391,508
126,629	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.32%	11/21/32	127,540
1,941,931	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.58%	10/28/30	1,951,748
130,603	RealPage, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.59%	04/24/28	129,937
3,300,267	SolarWinds Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	02/05/30	3,305,432
2,039,815	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.50% Floor	8.55%	06/04/28	2,036,633
4,706,963	Ultimate Software Group (UKG, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.30%	02/10/31	4,711,975
4,045,581	Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	04/14/31	4,055,695
				42,511,524
	Asset Management & Custody Banks – 2.8%
475,041	Alter Domus (Chrysaor Bidco SARL), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.79%	10/31/31	479,594
3,472,497	Ascensus Holdings, Inc. (Mercury), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	08/02/28	3,468,591
244,685	Assetmark Financial Holdings (GTCR Everest Borrower LLC), Initial Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.08%	09/05/31	244,608
1,639,395	Edelman Financial Engines Center LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	04/07/28	1,644,428
1,588,689	Edelman Financial Engines Center LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	9.57%	10/06/28	1,601,930
307,242	Jump Financial LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.57%	02/28/32	309,931
				7,749,082
	Automotive Parts & Equipment – 1.4%
2,005,193	Clarios Global, L.P. (Power Solutions), 2032 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	01/31/32	2,004,361
2,000,000	Clarios Global, L.P. (Power Solutions), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	05/06/30	1,994,250
				3,998,611
	Automotive Retail – 2.5%
2,402,239	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.82%	02/12/30	2,408,244
182,354	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	04/23/31	182,354
1,557,680	Les Schwab Tire Centers (LS Group OpCo Acq. LLC), Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.81%	04/23/31	1,557,681

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Automotive Retail (Continued)
$2,709,676	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.31%	05/04/28	$2,717,764
				6,866,043
	Broadline Retail – 1.0%
2,866,646	Peer Holding III B.V. (Action Holding), USD Term Loan B5, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.33%	07/01/31	2,876,507
	Building Products – 0.7%
1,880,290	TAMKO Building Products, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.05%-7.08%	09/20/30	1,887,341
	Casinos & Gaming – 0.5%
672,416	Caesars Entertainment, Inc., 2031 Maturity Term Loan B1, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.56%	02/06/31	674,309
776,383	Golden Nugget, Inc. (Fertitta Entertainment LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	01/27/29	777,423
				1,451,732
	Commercial Printing – 1.1%
3,439,501	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.42%	10/29/28	3,193,009
	Commodity Chemicals – 0.4%
1,016,545	Charter Next Generation, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.31%	12/01/30	1,019,086
	Construction Materials – 0.5%
343,244	Knife River Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.29%	03/31/32	343,781
1,181,500	Quikrete Holdings, Inc., 2025 Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.56%	02/10/32	1,180,951
				1,524,732
	Consumer Electronics – 0.0%
114,225	Minimax Viking GmbH (MX Holdings), Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	02/28/32	114,368
	Consumer Finance – 0.8%
2,107,213	Creative Planning Group (CPI Holdco), Initial Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	05/19/31	2,101,071
	Data Processing & Outsourced Services – 0.7%
2,025,956	Consilio (Skopima Consilio Parent LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.07%	05/17/28	2,017,275
	Diversified Metals & Mining – 0.6%
1,649,448	SCIH Salt Holdings, Inc. (aka Morton Salt), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.75% Floor	7.29%	01/31/29	1,650,817
	Diversified Support Services – 0.7%
1,993,471	First Advantage Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/31/31	1,999,700
	Electronic Equipment & Instruments – 1.1%
2,388,639	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	11/03/28	2,388,305

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Electronic Equipment & Instruments (Continued)
$849,697	Verifone Systems, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	8.58%	08/20/25	$812,812
				3,201,117
	Environmental & Facilities Services – 1.6%
884,596	Allied Universal Holdco LLC, Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.17%	05/14/28	886,569
296,735	Anticimex Global AB, Facility B6, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	11/16/28	298,094
3,297,904	GFL Environmental, Inc. (Wrangler Holdco Corp.), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 2.00%, 0.50% Floor	6.31%	06/30/31	3,299,338
				4,484,001
	Health Care Facilities – 5.2%
2,514,815	Ardent Health Services, Inc. (AHP Health Partners, Inc.), 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	08/24/28	2,529,753
1,589,792	Ceva Sante (Financiere Mendel), USD Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	11/08/30	1,592,440
610,227	Concentra Health Services, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	07/26/31	613,278
565,765	Hanger, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.82%	10/23/31	567,298
3,165,839	IVC Evidensia (VetStrategy Canada/IVC Acquisition Midco Ltd.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.04%	12/06/28	3,180,481
2,124,218	Select Medical Corp., Term Loan B-2, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	11/30/31	2,131,419
3,991,023	Southern Veterinary Partners LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.71%	12/04/31	4,000,581
				14,615,250
	Health Care Services – 3.4%
1,683,114	Ensemble RCM LLC (Ensemble Health), 2024 Refi Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.29%	08/01/29	1,691,227
1,000,000	Eversana (LSCS Holdings, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.00% Floor	8.82%	02/28/32	1,000,000
2,782,668	ExamWorks Group, Inc. (Electron Bidco), Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	11/01/28	2,783,015
1,485,271	R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	11/19/31	1,480,362
385,206	Radnet Management, Inc., Refi Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	04/18/31	386,067
2,133,875	Surgery Centers Holdings, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	12/19/30	2,138,954
				9,479,625
	Health Care Supplies – 1.9%
4,720,140	Medline Borrower, L.P. (Mozart), Combined Term Loan, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.57%	10/23/28	4,732,577
581,687	Performance Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00%	8.07%	02/27/32	577,324
				5,309,901

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Technology – 7.4%
$4,764,723	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	02/04/29	$4,764,294
482,271	Cotiviti, Inc. (Verscend), Fixed Rate Term Loan, Fixed Rate at 7.63%	7.63%	05/01/31	482,724
927,766	Cotiviti, Inc. (Verscend), Incremental Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	02/28/32	917,041
3,343,501	Cotiviti, Inc. (Verscend), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.06%	04/30/31	3,316,335
4,576,069	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.44%	03/10/28	4,578,929
254,090	PointClickCare Technologies, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.58%	10/31/31	255,043
3,496,826	Waystar Technologies, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	10/22/29	3,511,041
769,328	WS Audiology (Auris Lux III SARL), USD Term Loan B6, 6 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.18%	02/28/29	772,936
2,102,677	Zelis Payments Buyer, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	09/28/29	2,089,829
				20,688,172
	Home Furnishings – 0.4%
364,199	Restoration Hardware (RH), Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	6.94%	10/20/28	359,581
754,209	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	10/20/28	749,427
				1,109,008
	Hotels, Resorts & Cruise Lines – 0.2%
452,551	Alterra Mountain Company, Term Loan B-6, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	08/17/28	453,965
	Human Resource & Employment Services – 0.3%
706,048	HireRight (Genuine Financial Holdings LLC), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.55%	09/27/30	708,255
	Independent Power Producers & Energy Traders – 0.3%
643,541	Cornerstone Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	01/31/32	646,356
252,147	Talen Energy Supply, Inc., Incremental Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	12/15/31	252,872
				899,228
	Industrial Machinery & Supplies & Components – 3.1%
1,932,239	Filtration Group Corp., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	10/21/28	1,944,847
957,638	Madison IAQ LLC, 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.76%	06/21/28	957,796
244,509	nVent Thermal Management (BCP VI Summit), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.82%	01/31/32	246,465
2,878,841	Pro Mach Group Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 1.00% Floor	7.07%	08/31/28	2,886,038
1,072	Service Logic Acq, Inc. (MSHC), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.82%	10/29/27	1,076
425,596	Service Logic Acq, Inc. (MSHC), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.79%	10/29/27	427,192

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Industrial Machinery & Supplies & Components (Continued)
$1,561,110	SPX FLOW, Inc., Dec. 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	04/05/29	$1,568,830
604,892	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), 2024 USD Refi Loan, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.74%	04/30/30	606,180
				8,638,424
	Insurance Brokers – 18.8%
3,911,282	Acrisure LLC, Term Loan B-1 2027, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	02/16/27	3,917,403
244,746	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	11/06/30	244,939
3,113,797	Alliant Holdings I LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	09/19/31	3,112,535
6,062,530	Amwins Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.75% Floor	6.57%	01/31/32	6,059,104
60,629	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	02/15/31	60,389
117,939	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%-7.08%	02/15/31	117,472
3,013,223	Ardonagh Midco 3 Ltd., Refi Term Loan B (USD), 6 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.03%-7.04%	02/15/31	3,001,291
5,146,651	AssuredPartners, Inc., 2024 Term Loan B5, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	02/14/31	5,152,415
3,176,190	Baldwin Insurance Group Holdings LLC, Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	05/24/31	3,188,101
3,518,420	BroadStreet Partners, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	06/16/31	3,522,219
974,434	Goosehead Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.81%	01/08/32	978,089
4,990,032	Hub International Ltd., 2025 Refi Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.79%	06/20/30	4,999,738
124,122	Hyperion Insurance Group Ltd. (aka - Howden Group), 2031 Maturity Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	02/21/31	123,983
3,075,772	Hyperion Insurance Group Ltd. (aka - Howden Group), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	04/18/30	3,080,571
2,383,898	IMA Financial Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	11/01/28	2,390,609
1,236,550	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	9.57%	07/02/32	1,249,948
1,807,749	OneDigital Borrower LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	07/02/31	1,807,369
4,245,877	Ryan Specialty Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	09/13/31	4,252,776
2,545,332	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.08%	05/06/32	2,593,057
724,854	Truist Insurance Holdings LLC (McGriff/Panther Escrow), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	05/06/31	725,669
1,691,142	USI, Inc., 2029 Term Loan, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	11/21/29	1,687,709
				52,265,386

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Integrated Telecommunication Services – 1.2%
$2,460,247	Numericable (Altice France SA or SFR), Term Loan B-11, 6 Mo. Synthetic USD LIBOR + 2.75%, 0.00% Floor	7.43%	07/31/25	$2,133,761
984,925	Numericable (Altice France SA or SFR), Term Loan B-12, 6 Mo. Synthetic USD LIBOR + 3.69%, 0.00% Floor	8.37%	01/31/26	862,055
530,733	Radiate Holdco LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.69%	09/25/26	463,892
				3,459,708
	Interactive Media & Services – 0.3%
921,222	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + 6.50%, 0.50% Floor	10.98%	10/26/29	919,822
	Internet Services & Infrastructure – 1.6%
4,423,388	Sedgwick Claims Management Services, Inc., 2024 Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	07/31/31	4,430,510
	IT Consulting & Other Services – 3.5%
3,673,673	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.43%	10/01/27	3,429,153
6,202,101	Informatica Corp., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	10/30/28	6,205,978
				9,635,131
	Leisure Facilities – 0.1%
61,034	Bowlero (Kingpin Intermediate Holdings LLC), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.82%	02/08/28	60,996
256,668	Life Time Fitness, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.80%	11/05/31	257,214
				318,210
	Life Sciences Tools & Services – 1.5%
1,692,556	Parexel International Corp. (Phoenix Newco), 2025 Refi Term Loan, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.82%	11/15/28	1,697,025
2,448,397	Syneos Health, Inc. (Star Parent), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.33%	09/30/30	2,401,302
117,937	WCG Intermediate Corp. (WIRB- Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	02/28/32	117,365
				4,215,692
	Metal, Glass & Plastic Containers – 3.6%
554,501	Berlin Packaging LLC, Refi Term Loan B7, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.81%	06/09/31	555,039
66,038	Berlin Packaging LLC, Refi Term Loan B7, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.83%	06/09/31	66,102
704,437	Intertape Polymer Group, Inc. (Iris Holding, Inc.), Initial Term Loan, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.50% Floor	9.14%	06/28/28	677,331
1,140,520	Magnera Corp. (Treasure Escrow/Glatfelter), Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.56%	11/04/31	1,147,472
4,344,440	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.30%-8.32%	09/15/28	4,353,933
1,185,398	Tekni-Plex (Trident TPI Holdings, Inc.), Term Loan B7, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.19%	09/18/28	1,187,768
2,058,067	TricorBraun, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.69%	03/03/28	2,057,243
				10,044,888

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Movies & Entertainment – 0.4%
$999,482	TKO Group Holdings, Inc. (UFC), Term Loan B-4, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.58%	11/21/31	$1,001,101
	Other Diversified Financial Services – 0.8%
2,084,235	Gen II Fund Services (PEX Holdings LLC), Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	11/19/31	2,090,749
	Other Specialty Retail – 1.8%
1,582,452	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	7.55%	01/31/32	1,589,383
2,189,725	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.84%	03/04/28	2,027,094
1,500,000	Petsmart, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.75% Floor	8.17%	02/12/28	1,496,513
				5,112,990
	Packaged Foods & Meats – 2.7%
614,459	Froneri International Ltd., USD Term Loan B4, 6 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.24%	09/30/31	612,555
1,341,317	Nomad Foods Ltd., Term Loan B-5, 6 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.97%	11/08/29	1,346,139
522,243	Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	02/28/32	523,548
1,847,589	Shearer’s Foods LLC (Fiesta Purchaser, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	02/12/31	1,848,984
3,050,042	Utz Quality Foods LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	01/31/32	3,055,486
				7,386,712
	Paper & Plastic Packaging Products & Materials – 2.5%
4,056,454	Graham Packaging Company, L.P., 2024 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	08/04/27	4,060,510
2,780,522	Pactiv LLC/Evergreen Packaging LLC (f/k/a Reynolds Group Holdings), 2024 Refi Term Loan B-4, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.82%	09/24/28	2,784,081
				6,844,591
	Pharmaceuticals – 0.4%
1,113,559	Dechra Finance US LLC, USD Facility B1, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.51%	01/23/32	1,115,998
	Research & Consulting Services – 9.1%
970,053	Acuren Holdings, Inc. (Acuren Delaware), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	07/30/31	974,147
3,275,528	AlixPartners, LLP, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.50% Floor	6.94%	02/04/28	3,287,614
974,370	AmSpec Parent LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.58%	12/20/31	974,984
6,094,866	Clarivate Analytics PLC (Camelot), 2024 Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	01/31/31	6,021,728
6,844,840	Dun & Bradstreet Corp., Term Loan B-2, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.57%	01/18/29	6,843,779
425,995	Eisner Advisory Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.32%	02/28/31	428,259
3,971,905	Grant Thornton Advisors LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	05/30/31	3,969,700

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Research & Consulting Services (Continued)
$801,039	J.D. Power (Project Boost Purchaser LLC), Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.31%	07/16/31	$801,199
1,250,324	Ryan LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.50%, 0.50% Floor	7.82%	11/14/30	1,252,962
805,923	Veritext Corporation (VT TopCo, Inc.), Refi Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.33%	08/12/30	808,643
				25,363,015
	Restaurants – 4.0%
6,507,276	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.75% Floor	6.82%	12/15/27	6,509,325
4,640,106	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.82%	08/03/28	4,641,220
				11,150,545
	Security & Alarm Services – 0.5%
1,265,219	Garda World Security Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.31%	02/01/29	1,264,435
	Specialized Consumer Services – 2.5%
1,636,772	Belron Finance US LLC, 2031 USD Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.05%	10/16/31	1,643,172
1,819,873	Caliber Collision (Wand NewCo 3, Inc.), 2025 Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	01/30/31	1,816,988
3,597,513	Mister Car Wash Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.04%	03/27/31	3,613,576
				7,073,736
	Systems Software – 3.7%
2,659,223	Idera, Inc. (Flash Charm), 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.79%	03/02/28	2,515,359
320,701	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	11.19%	03/02/29	290,234
4,799,747	Proofpoint, Inc., 2024 Refi Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/31/28	4,816,978
2,392,208	SS&C Technologies Holdings, Inc., Term Loan B8, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.32%	05/09/31	2,398,667
406,825	SUSE (Marcel Bidco LLC), Term Loan B, Daily SOFR + 3.50%, 0.50% Floor	7.83%-7.88%	11/13/30	411,402
				10,432,640
	Trading Companies & Distributors – 1.5%
816,345	Aggreko Holdings, Inc. (Albion), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.29%	08/02/29	819,149
2,303,965	Veritiv Corporation (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	8.83%	11/29/30	2,309,598
957,039	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/29/29	955,245
				4,083,992
	Transaction & Payment Processing Services – 0.7%
1,849,916	Worldpay (GTCR W Merger Sub LLC/Boost Newco LLC), Term Loan B, 2 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.29%	01/31/31	1,853,154
	Total Senior Floating-Rate Loan Interests			327,022,327
	(Cost $328,383,776)

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 1.4%
	Application Software – 0.0%
$238,000	GoTo Group, Inc. (d)	5.50%	05/01/28	$107,695
	Broadcasting – 0.6%
2,222,550	iHeartCommunications, Inc. (d)	7.75%	08/15/30	1,709,797
	Cable & Satellite – 0.2%
227,000	CSC Holdings LLC (d)	7.50%	04/01/28	168,919
374,000	CSC Holdings LLC (d)	11.25%	05/15/28	364,346
				533,265
	Insurance Brokers – 0.5%
1,247,000	Panther Escrow Issuer LLC (d)	7.13%	06/01/31	1,284,151
	Life Sciences Tools & Services – 0.1%
137,000	Star Parent, Inc. (d)	9.00%	10/01/30	143,571
	Total Corporate Bonds and Notes			3,778,479
	(Cost $3,948,596)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
150,392	Akorn, Inc. (e) (f) (g)	6,016
	(Cost $1,724,086)
RIGHTS – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (g) (h) (i) (j)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (g) (h) (i) (j)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS (c) – 0.5%
1,460,563	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (k)	1,460,563
	(Cost $1,460,563)
	Total Investments – 119.3%	332,267,385
	(Cost $335,517,021)
	Outstanding Loans – (13.6)%	(38,000,000)
	Net Other Assets and Liabilities – (5.7)%	(15,761,521)
	Net Assets – 100.0%	$278,505,864

(a)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All or a portion of these securities serve as collateral for the outstanding loan unless otherwise indicated. At February 28, 2025, the segregated value of these securities amounts to $332,261,369.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2025, securities noted as such amounted to $3,778,479 or 1.4%
of net assets.

(e)	This issuer has filed for protection in bankruptcy court.
(f)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(g)	Non-income producing security.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of
Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
February 28, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(k)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows:
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$327,022,327	$—	$327,022,327	$—
Corporate Bonds and Notes*	3,778,479	—	3,778,479	—
Common Stocks*	6,016	—	6,016	—
Rights*	— **	—	—	— **
Money Market Funds	1,460,563	1,460,563	—	—
Total Investments	$332,267,385	$1,460,563	$330,806,822	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)

Unfunded Loan Commitments
As of February 28, 2025, the Fund had the following unfunded loan commitments which are categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Alter Domus (Chrysaor Bidco SARL), Term Loan	$ 35,060	$ 35,066	$ 35,396	$ 330
AmSpec Parent LLC, Term Loan	149,903	150,668	149,997	(671)
Hanger, Inc., Term Loan	72,845	72,496	73,043	547
R1 RCM, Inc. (Raven Acq. Holdings LLC), Term Loan	106,091	105,977	105,740	(237)
Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan	49,268	49,447	49,391	(56)
Signia Aerospace LLC, Term Loan	47,859	47,742	47,889	147
		$461,396	$461,456	$60

Restricted Securities
As of February 28, 2025, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees:
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	150,392	$0.04	$1,724,086	$6,016	0.00%*
* Amount is less than 0.01%.